RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Schedule of Right of use asset and lease liability) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Right-of-use asset
Additions	$ 1,721,936
Depreciation	(317,208)
Impact of foreign exchange	(370,602)
Monetary adjustment for hyperinflationary economy	297,442
Ending balance	2,706,368
Lease liability
Beginning Balance	3,657,296
Additions	1,721,936
Lease payments	(570,512)
Lease interest	488,484
Impact of foreign exchange	(311,579)
Operating lease liability	2,703,129
Current portion		$ 206,079
Non-current lease liabilities		2,497,050
Lease liabilities	2,703,129	$ 2,703,129
IFRS 16 Leases [Member]
Right-of-use asset
Beginning Balance	1,374,800
Lease liability
Beginning Balance	1,374,800
Lease liabilities	$ 1,374,800